05004430

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006

1-32453

March 14, 2005

RECD S.E.C.
MAR 1 4 2005
081

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on March 10, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Metalico, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.001 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
MAR 15 2005
THOMSON FINANCIAL

Jamie Patturelli
Assistant Director
Listing Qualifications Department

cc: Herbert Scholl